Statements of cash flows - Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Cash Flow Noncash Investing and Financing Activities Disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	₩ 34,058	$ 23,043	₩ 725,525	₩ (493,871)
Changes in other comprehensive income related to valuation of assets of associate	(5,367)		2,965	612
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	6,591	4,459	(16,524)	(9,835)
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	18,536		206	14,594
Changes in the investment assets of associates due to the transfer of assets held-for-sale	(38,423)		(2,504)	(13,109)
Transfer of investment properties to premises and equipment	(42,344)		2,098	0
Transfer of premises and equipment to investment properties	0		0	7,153
Changes in account payables related to premises and equipment	0		0	281
Changes in account payables related to intangible assets	24,134		11,121	(11,530)
Changes in right-of-use assets and lease liabilities	427,926		219,531	194,236
Changes in other comprehensive income related to foreign operation translation	₩ 522,845	$ 353,752	₩ 45,080	₩ 32,536